Business Combination (Details)			6 Months Ended
	Mar. 06, 2026 $ / shares shares	Dec. 04, 2025 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)
Business Combination [Line Items]
Exchange ratio			0.02435
Net cash proceeds | $			$ 98,167,633
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Par value | $ / shares			$ 0.0001
Cancelled and exchanged shares			833,079
Aggregate of ordinary shares			19,272,095
Class B Ordinary Shares [Member]
Business Combination [Line Items]
Par value | $ / shares			$ 0.0001
Aggregate of ordinary shares			19,744,585
PIPE Subscription Agreements [Member] | PIPE Private Placement [Member]
Business Combination [Line Items]
Sale of shares, price per share | $ / shares	$ 11.82	$ 11.82
PIPE Subscription Agreements [Member] | PIPE Private Placement [Member] | Class A Ordinary Shares [Member]
Business Combination [Line Items]
Sale of shares	9,196,021	9,196,021
Business Combination Agreement [Member]
Business Combination [Line Items]
Aggregate shares for business combination			39,016,680